Note 13: Loans Payable: Asc Disclosure (Details) (USD $)	May 31, 2013	May 31, 2012
Details
Debt discounts	$ 379,486
Debt Discount - non cash capitalization	327,607	0
Non-cash amortization - debt discount	116,950	0
Interest Payable, Current	$ 33,564